Segment Reporting (Tables)	12 Months Ended
Sep. 30, 2025
Segment Reporting [Abstract]
Schedule of Operating Segment	Based on management’s assessment, the Company determined it has one operating segment.
	2025	2024	2023
Revenues	$21,150,042	$35,611,761	$50,278,937
Cost of revenues	(18,864,549)	(29,275,274)	(45,309,410)
Gross profit	2,285,493	6,336,487	4,969,527
Profit margin	10.8%	17.8%	9.9%

Operating expenses:
Selling and marketing	(25,497)	(32,738)	(34,132)
General and administrative	(1,184,369)	(1,118,217)	(1,141,069)
Share-based compensation	(14,236,000)	-	-
Total operating expenses	(15,445,866)	(1,150,955)	(1,175,201)
Income (loss) from operations	(13,160,373)	5,185,532	3,794,326
Operating margin	-62.2%	14.6%	7.6%

Other income(loss), net:
Other income	1,213	5,290	30,541
Other expenses	-	(2,726)	-
Interest income,net	1,464	(2,446)	10,269
	2,677	118	40,810
Income (loss) before taxes	(13,157,696)	5,185,650	3,835,136
Income tax	(212,053)	(903,282)	(679,815)
Net income(loss)	$(13,369,749)	$4,282,368	$3,155,321